EXPLORATION AND EVALUATION ASSETS - Miller Project (Details)					12 Months Ended
	Feb. 01, 2023 USD ($)	Feb. 01, 2022 USD ($)	Feb. 01, 2021 USD ($) shares	Dec. 17, 2020 USD ($) km² claim m shares	Dec. 31, 2022 USD ($) km² claim m	Dec. 31, 2021 USD ($)
E&E ASSETS
Total number of unpatented lode mining claims | claim					281
Miller Project
E&E ASSETS
Primary term of the lease				35 years
First work commitment (in meters) | m				2,000	2,000
Period after the Listing Date within which the first work commitment is to be fulfilled				18 months
Second work commitment (in meters) | m				3,000	3,000
Period after the Listing Date within which the second work commitment is to be fulfilled				36 months
Percentage of net smelter return royalty				2.00%	2.00%
Percentage of net smelter return royalty that can be bought				1.00%	0.50%
Purchase price of the net smelter return royalty that can be bought				$ 2,000,000	$ 500,000
Percentage of net smelter return royalty upon payment of specified amount				1.00%	1.00%
Percentage of net smelter return royalty, if the Company options or purchases claims within the area of influence from third parties				0.50%	2.00%
Annual lease payments made	$ 25,000		$ 50,000	$ 50,000
Annual lease payments made in shares | shares			5,000	5,000
Annual lease payments to be made, February 1, 2024 and each year thereafter				$ 30,000	$ 30,000
Maximum annual lease payments to be made, thereafter				500,000	$ 500,000
Purchase price of entire interest in project				$ 500,000
Number of claims in the original lease agreement | claim				117	117
Number of additional claims staked in | claim				164	164
Total number of unpatented lode mining claims | claim				281
Area of unpatented lode mining claims (in km2) | km²				23.5	23.5
Number of newly staked claims under dispute | claim				134	134
Number of original claims under dispute | claim				36	36
Acquisition costs capitalized						$ 88,888
Miller Project | Payment of lease liabilities
E&E ASSETS
Annual lease payments made		$ 25,000
Annual lease payments to be made, February 1, 2023	$ 25,000